Inventories - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Dec. 31, 2019
Classes of current inventories [abstract]
Cost of inventories sales	$ 9,097	$ 9,953	[1]	$ 20,362
Impairment losses on inventories	$ 92	$ 27

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.